Financial Risk Management and Fair Values of Financial Instruments - Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 117,964	$ 108,774
Valuation technique	Market method	Market method
Significant unobservable input	Volatility	Volatility
Range	39.00%	39.00%
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount rate for lack of marketability, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member] | Bottom of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range	32.00%	32.00%
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member] | Top of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range	39.00%	39.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 4,148	$ 3,845
Valuation technique	Cost method, Income method	Cost method, Income method
Significant unobservable input	Volatility	Volatility
Range	35.00%	35.00%
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Range	26.00%	26.00%
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount rate for lack of marketability, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 32,431	$ 29,905
Valuation technique	Market method, Income method	Market method, Income method
Significant unobservable input	Volatility	Volatility
Range	35.00%	35.00%
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount rate for lack of marketability, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member] | Bottom of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range	12.00%	12.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member] | Top of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range	24.00%	24.00%
Hybrid instruments [Member] | Senior Secured Convertible Note [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 2,265,000	$ 4,271,000
Valuation technique	Convertible bond evaluation model	Convertible bond evaluation model
Significant unobservable input	Discount rate	Discount rate
Relationship of inputs to fair value	The higher the discount rate, the lower the fair value	The higher the discount rate, the lower the fair value
Range	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%
Hybrid instruments [Member] | Senior Secured Convertible Note [Member] | Bottom of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range
Hybrid instruments [Member] | Senior Secured Convertible Note [Member] | Top of Range [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Range
Hybrid instruments [Member] | Promissory Note [Member]
Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement [Line Items]
Fair value	$ 2,880,000	$ 2,830,000
Valuation technique	Non-tradable shares valuation model	Non-tradable shares valuation model
Significant unobservable input	Volatility	Volatility
Range	60.00%	60.00%
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value